RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Short term leases and variable lease payments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Variable lease payments	₽ 11,349	₽ 10,623	₽ 9,542
Short-term leases	130	310	195
Total	₽ 11,479	₽ 10,933	₽ 9,737